Expense Example, No Redemption - Class ACIS - DWS Health and Wellness Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 683
3 Years	957
5 Years	1,251
10 Years	2,087
Class C
Expense Example, No Redemption:
1 Year	190
3 Years	642
5 Years	1,120
10 Years	2,442
INST Class
Expense Example, No Redemption:
1 Year	89
3 Years	318
5 Years	566
10 Years	1,277
Class S
Expense Example, No Redemption:
1 Year	89
3 Years	320
5 Years	571
10 Years	$ 1,288